QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Nov. 25, 2018
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 21: QUARTERLY FINANCIAL DATA (UNAUDITED)

Set forth below are the consolidated statements of operations for the first, second, third and fourth quarters of 2018 and 2017.

Year Ended November 25, 2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in thousands, except per share amounts)
Net revenues	$1,343,685	$1,245,742	$1,394,153	$1,591,860
Cost of goods sold	605,561	574,865	652,591	744,448

Gross profit	738,124	670,877	741,562	847,412
Selling, general and administrative expenses	564,025	594,353	582,953	719,584

Operating income	174,099	76,524	158,609	127,828
Interest expense	(15,497)	(14,465)	(15,697)	(9,637)
Other (expense) income, net	(9,577)	13,653	(3,032)	17,214

Income before income taxes	149,025	75,712	139,880	135,405
Income tax expense (benefit)	167,654	(1,320)	10,299	38,145

Net (loss) income	(18,629)	77,032	129,581	97,260
Net (income) loss attributable to noncontrolling interest	(383)	(2,100)	543	(162)

Net (loss) income attributable to Levi Strauss & Co.	$(19,012)	$74,932	$130,124	$97,098

Earnings per common share attributable to common stockholders:
Basic	$(0.05)	$0.20	$0.34	$0.26
Diluted	$(0.05)	$0.19	$0.33	$0.25

Year Ended November 26, 2017	First Quarter	Second Quarter	Third Quarter(1)	Fourth Quarter
	(Dollars in thousands, except per share amounts)
Net revenues	$1,101,991	$1,067,855	$1,268,391	$1,465,793
Cost of goods sold	537,438	509,463	611,762	682,638

Gross profit	564,553	558,392	656,629	783,155
Selling, general and administrative expenses	456,213	495,741	510,309	633,297

Operating income	108,340	62,651	146,320	149,858
Interest expense	(19,934)	(17,895)	(14,476)	(16,298)
Loss on early extinguishment of debt	—	(22,793)	—	—
Other income (expense), net	408	(18,087)	(14,734)	5,421

Income before income taxes	88,814	3,876	117,110	138,981
Income tax expense (benefit)	28,693	(13,847)	27,631	21,748

Net income	60,121	17,723	89,479	117,233
Net loss (income) attributable to noncontrolling interest	22	(207)	(1,487)	(1,481)

Net income attributable to Levi Strauss & Co.	$60,143	$17,516	$87,992	$115,752

Earnings per common share attributable to common stockholders:
Basic	$0.16	$0.05	$0.23	$0.31
Diluted	$0.16	$0.05	$0.23	$0.30

(1)

The third quarter of 2017 includes an out-of-period adjustment which increased selling, general and administrative expenses by $9.5 million and decreased net income by $5.8 million. This item, which originated in prior years, relates to the correction of the periods used for the recognition of stock-based compensation expense associated with employees eligible to vest in awards after retirement.